Assets at Fair Value	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Fair Value	Assets at Fair Value

The Plan carries certain assets at fair value in its Statements of Net Assets Available for Benefits. The fair value hierarchy is based on the quality of inputs used to measure fair value, with Level 1 being the highest quality and Level 3 being the lowest quality.  Level 1 inputs are quoted prices in active markets for identical assets or liabilities.  Level 2 inputs are observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Transfers in and out of Level 1 (quoted market prices), Level 2 (other significant observable inputs) and Level 3 (significant unobservable inputs) are recognized on the actual transfer date. There were no such transfers during the years ended December 31, 2025 and 2024.

Following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying Statements of Net Assets Available for Benefits, as well as the general classification of such instruments pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the years ended December 31, 2025 and 2024.

Common stocks - valued at the closing sales price reported on the recognized securities exchange on which the individual securities are traded.

Registered investment companies - valued at quoted market prices which represent the net asset value of shares held by the Plan.

Common/collective trust ("CCT") - valued at the net asset value of units of a collective trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund of units held by the Plan on the last business day of the fiscal year, as determined by the issuers of the funds based on the fair value of the underlying assets. The CCT has no redemption notice period for participant-directed withdrawals but does have a 90-day restriction for amounts transferred to a competing fund. Withdrawals directed by the Plan Sponsor must be preceded by 12 months written notice to the Trustee.

There are no assets or liabilities measured at fair value on a nonrecurring basis.

Recurring Measurements

The following tables present by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024.

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs
December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Common stock	$41,979,531	$41,979,531	$—	$—
Registered investment companies	317,571,941	317,571,941	—	—
Total assets in fair value hierarchy	359,551,472	359,551,472	—	—
Common/collective trust funds measured at net asset value[1]	12,513,862
Investments at fair value	$372,065,334

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs
December 31, 2024	Fair Value	(Level l)	(Level 2)	(Level 3)
Common stock	$56,535,759	$56,535,759	$—	$—
Registered investment companies	269,084,167	269,084,167	—	—
Total assets in fair value hierarchy	325,619,926	325,619,926	—	—
Common/collective trust funds measured at net asset value[1]	12,245,188
Investments at fair value	$337,865,114
[1] Certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.